INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(Dollars in thousands)
		As restated	As restated
Current tax (benefit) expense:
Ireland	$33	$—	$400
Luxembourg	252	210	175
United States	—	2	(1,131)
Australia	138	—	—
Other	57	48	20
Current tax expense (benefit) — total	480	260	(536)
Deferred tax expense (benefit):
Ireland	4,558	8,208	1,082
Australia	334	241	2,601
Other	27	(18)	(13)
Deferred tax expense (benefit) — total	4,919	8,431	3,670
Total income tax expense	$5,399	$8,691	$3,134

Net Deferred Tax Asset (Liability)
The principal components of the Company's net deferred tax asset (liability) were as follows:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
		As restated
Deferred tax asset:
Net operating loss carry forwards	$181,370	$221,026
Net unrealized losses on derivative instruments	1,999	2,483
Basis difference on acquisition of GAAM Australian assets	6,844	9,597
Other	240	311
Valuation allowance	(23,029)	(22,418)
Total deferred tax asset	167,424	210,999
Deferred tax liability:
Excess of tax depreciation over book depreciation	(171,084)	(206,719)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(911)	(1,634)
Net earnings of non-European Union member subsidiaries	(16,170)	(17,952)
Total deferred tax liability	(188,165)	(226,305)
Deferred tax liability, net	$(20,741)	$(15,306)

Reconciliation of Statutory to Effective Tax Rate
The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company's recorded income tax expense (benefit):

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
		As restated	As restated
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	12.0%	3.6%	0.8%
Equity earnings from Fly-Z/C LP	(0.5)%	(0.4)%	(0.3)%
Tax impact of repurchased and resold Notes	(3.2)%	(0.6)%	(0.8)%
Share-based compensation	0.1%	—	0.7%
Foreign tax rate differentials	(9.7)%	(3.9)%	(1.4)%
True-up of prior year tax provision	1.4%	0.2%	(1.7)%
Non-taxable gain on debt extinguishment	—	(1.2)%	(5.2)%
Non-deductible interest expense, transaction fees and expenses	6.1%	2.4%	0.9%
Other	0.4%	0.0%	(0.0)%
Income tax expense	19.1%	12.6%	5.5%